Note 3 - Summary of Significant Accounting Policies (Details Textual) $ / shares in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) shares	Dec. 31, 2020 AUD ($)	Dec. 31, 2019 AUD ($)	Jan. 31, 2021	Dec. 31, 2020 CAD ($) shares	Dec. 31, 2020 AUD ($) $ / shares shares	Jan. 01, 2020 AUD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 AUD ($)	Nov. 01, 2019 USD ($)	Sep. 30, 2019 USD ($)	Sep. 18, 2019 USD ($)	Dec. 31, 2018 AUD ($)
Impairment of Long-Lived Assets Held-for-use		$ 0	$ 0
Government Grant Netted Against Property, Plant and Equipment						$ 360,818			$ 360,818				$ 360,818
Expected Marketing Support Payment	$ 2,048,602
Asset Retirement Obligations, Noncurrent, Total						2,734,800			2,600,000
Prepaid Expense, Current, Total						107,511			135,764
Research and Development Tax Incentive Income, Refundable Tax Offset, Percentage	43.50%	43.50%
Research and Development Tax Incentive Income, Maximum Aggregated Turnover to Refundable Tax Offset		$ 20,000,000
Research and Development Tax Incentive Income, Non-refundable Tax Offset, Percentage	38.50%	38.50%
Research and Development Tax Incentive Income, Minimum Aggregated Turnover to Non-refundable Tax Offset		$ 20,000,000
Research and Development Arrangement, Contract to Perform for Others, Compensation Earned		2,826,244	2,802,697
Insurance Recovery, Amount Of Legal Costs Reimbursed		600,000
Foreign Currency Transaction Gain (Loss), before Tax, Total		167,952	550,251
Loss Contingency Accrual, Ending Balance						0			0
Long-term Purchase Commitment, Amount		369,779	$ 220,569
Business Combination, Contingent Consideration, Liability, Current	$ 1,500,000					$ 1,947,546		$ 1,500,000	2,141,022
Operating Lease, Impairment Loss		$ 0
Lessee, Operating Lease, Renewal Term (Year)	3 years				3 years	3 years
Defined Contribution Plan, Employer Matching Contribution, Percent of Employees' Gross Pay	9.50%	9.50%
Operating Lease, Liability, Total						$ 4,119,375			$ 1,575,504
Accounting Standards Update 2016-02 [Member]
Operating Lease, Right-of-Use Asset							$ 4,320,000
Operating Lease, Liability, Total							$ 4,320,000
Registered Retirement Savings Plan [Member]
Defined Contribution Plan, Employer Matching Contribution, Percent of Match	5.00%	5.00%
Zero Priced Employee Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Ending Balance (in AUD per share) | $ / shares						$ 0
Subsequent Event [Member]
Lessee, Operating Lease, Renewal Term (Year)				5 years
Lessee Operating Lease, Renewal Number Of Terms				2
Employee Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Shares Issued upon Exercise (in shares) | shares	1				1	1
Siemens [Member]
Business Combination, Contingent Consideration, Liability, Current											$ 1,500,000	$ 1,500,000
Siemens [Member] | Xprecia Stride Strips [Member]
Prepaid Expense, Current, Total	$ 1,124,428					$ 1,628,426				$ 4,000,000
Increase (Decrease) in Prepaid Expense	$ 1,709,442	$ 2,475,658
Contract with Customer, Liability, Revenue Recognized		$ 1,709,442
Loan Under Canadian Federal Government’s COVID-19 Economic Response Plan [Member]
Unsecured Long-term Debt, Noncurrent					$ 40,000
Long-term Debt, Amount Eligible for Forgiveness					10,000
Long-term Debt, Amount Must be Repaid for Forgiveness					$ 30,000
Loan Under Canadian Federal Government’s COVID-19 Economic Response Plan [Member] | Convertible Term Loan [Member] | If Loan Is Not Repaid Until December 31, 2022 [Member]
Long-term Debt, Term (Year)	3 years				3 years	3 years
Debt Instrument, Interest Rate, Stated Percentage	5.00%				5.00%	5.00%
Minimum [Member]
Lessee, Operating Lease, Remaining Lease Term (Month)	1 year 30 days				1 year 30 days	1 year 30 days
Minimum [Member] | Deferred Profit Sharing Plan [Member]
Defined Contribution Plan, Employer Matching Contribution, Percent of Match	1.00%	1.00%
Maximum [Member]
Lessee, Operating Lease, Remaining Lease Term (Month)	2 years 109 days				2 years 109 days	2 years 109 days
Maximum [Member] | Deferred Profit Sharing Plan [Member]
Defined Contribution Plan, Employer Matching Contribution, Percent of Match	2.00%	2.00%
Machinery and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life (Year)	3 years	3 years
Machinery and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life (Year)	10 years	10 years